Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Line Items]
Balance at beginning of year	$ 620	$ 893
Short-term lease liabilities	692	359
Long-term lease liabilities	1,947	261
Lease liabilities	2,639	620
Additions	2,953	12
Disposals	(346)	(12)
Interest expense	102	132	$ 88
Payments	(690)	(405)
Balance at end of year	2,639	620	893
Property [Member]
Schedule of Lease Liabilities [Line Items]
Balance at beginning of year	611	871
Short-term lease liabilities	673	350
Long-term lease liabilities	1,930	261
Lease liabilities	2,603	611
Additions	2,905
Disposals	(346)
Interest expense	96	131
Payments	(663)	(391)
Balance at end of year	2,603	611	871
Vehicles [Member]
Schedule of Lease Liabilities [Line Items]
Balance at beginning of year	9	22
Short-term lease liabilities	19	9
Long-term lease liabilities	17
Lease liabilities	36	9
Additions	48	12
Disposals		(12)
Interest expense	6	1
Payments	(27)	(14)
Balance at end of year	$ 36	$ 9	$ 22